Note 21 - Subsequent Events (Details Textual) - Subsequent Event [Member] $ / shares in Units, $ in Millions		1 Months Ended
	Jul. 02, 2018 $ / shares	Jul. 30, 2018	Jul. 17, 2018 USD ($)
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount | $			$ 48
Megalopolis and the Marathopolis Vessels [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Acquired		4,957
Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.476563
Dividends Payable, Date Declared	Jul. 02, 2018
Dividends Payable, Date to be Paid	Jul. 16, 2018
Dividends Payable, Date of Record	Jul. 13, 2018
Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.53125
Dividends Payable, Date Declared	Jul. 02, 2018
Dividends Payable, Date to be Paid	Jul. 16, 2018
Dividends Payable, Date of Record	Jul. 13, 2018
Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.546875
Dividends Payable, Date Declared	Jul. 02, 2018
Dividends Payable, Date to be Paid	Jul. 16, 2018
Dividends Payable, Date of Record	Jul. 13, 2018
Series E Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.554688
Dividends Payable, Date Declared	Jul. 02, 2018
Dividends Payable, Date to be Paid	Jul. 16, 2018
Dividends Payable, Date of Record	Jul. 13, 2018
Common Stock [Member]
Dividends Payable, Amount Per Share	$ 0.10
Dividends Payable, Date Declared	Jul. 02, 2018
Dividends Payable, Date to be Paid	Aug. 08, 2018
Dividends Payable, Date of Record	Jul. 23, 2018